Schedule of Promissory Notes Outstanding Interest Payable (Details) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jun. 30, 2020
Short-Term Debt [Line Items]
Accretion expense	$ 118,388				$ 359,267
Repayment	(1,825,920)	$ (1,000,000)			(158,094)
Promissory Notes Payable [Member]
Short-Term Debt [Line Items]
Beginning Balance	248,478
Proceeds on issuance					300,000
Warrant valuation					(206,523)
Accretion expense	51,522				155,001
Debt settlement	(189,342)
Repayment	(110,658)
Ending Balance					$ 248,478